Volkswagen Auto Lease Trust 2019-A	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08-31-21	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		9/16/2021
2	Payment Date		9/20/2021
3	Collection Period	7/31/2021	8/31/2021	32
4	Monthly Interest Period - Actual	8/20/2021	9/19/2021	31
5	Monthly Interest - 30/360			30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	235,000,000.00	—	—	—	—	—
7	Class A-2-A Notes	472,000,000.00	—	—	—	—	—
8	Class A-2-B Notes	60,000,000.00	—	—	—	—	—
9	Class A-3 Notes	435,000,000.00	339,351,996.75	—	55,378,919.71	283,973,077.04	0.6528117
10	Class A-4 Notes	98,000,000.00	98,000,000.00	—	—	98,000,000.00	1.0000000

11	Equals: Total Securities	$1,300,000,000.00	$437,351,996.75	$—	$55,378,919.71	$381,973,077.04

12	Overcollateralization	229,411,767.03	233,235,294.47			233,235,294.47

13	Total Securitization Value	$1,529,411,767.03	$670,587,291.22			$615,208,371.51

14	NPV Lease Payments Receivable	697,731,670.63	130,523,294.01			113,841,904.36
15	NPV Base Residual	831,680,096.40	540,063,997.21			501,366,467.15
16	Number of Leases	59,863	34,038			31,429

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
17	Class A-1 Notes	2.12835%	N/A	—	—	—	—
18	Class A-2-A Notes	2.00000%	N/A	—	—	—	—
19	Class A-2-B Notes	0.38838%	0.08838%	—	—	—	—
20	Class A-3 Notes	1.99000%	N/A	562,758.73	1.2936982	55,941,678.44	128.6015596
21	Class A-4 Notes	2.02000%	N/A	164,966.67	1.6833333	164,966.67	1.6833333

	Equals: Total Securities			727,725.39		56,106,645.10

C.	COLLECTIONS AND AVAILABLE FUNDS
22	Lease Payments Received		15,563,671.89
23	Pull Ahead Waived Payments		125,538.55
24	Sales Proceeds - Early Terminations		27,907,739.20
25	Sales Proceeds - Scheduled Terminations		29,987,409.12
26	Security Deposits for Terminated Accounts		15,200.00
27	Excess Wear and Tear Received		50,683.59
28	Excess Mileage Charges Received		103,779.76
29	Proceeds Received on Defaulted Leases and Other Recoveries		425,661.24

30	Subtotal: Total Collections		74,179,683.35

31	Repurchase Payments		—
32	Postmaturity Term Extension		—
33	Investment Earnings on Collection Account		3,592.27

34	Total Available Funds, prior to Servicer Advances		74,183,275.62

35	Servicer Advance		—

36	Total Available Funds		74,183,275.62

37	Reserve Account Draw		—

38	Available for Distribution		74,183,275.62

D.	DISTRIBUTIONS
39	Payment Date Advance Reimbursement (Item 84)		—
40	Servicing Fee (Servicing and Administrative Fees paid pro rata):
41	Servicing Fee Shortfall from Prior Periods		—
42	Servicing Fee Due in Current Period		558,822.74
43	Servicing Fee Shortfall		—
44	Administration Fee (Servicing and Administrative Fees paid pro rata):
45	Administration Fee Shortfall from Prior Periods		—
46	Administration Fee Due in Current Period		2,500.00
47	Administration Fee Shortfall		—
48	Interest Shortfall from Prior Periods
49	Interest Paid to Noteholders		727,725.39
50	First Priority Principal Distribution Amount		—
51	Amount Paid to Reserve Account to Reach Specified Balance		—
52	Subtotal: Remaining Available Funds	72,894,227.48
53	Regular Principal Distribution Amount	55,378,919.71
54	Regular Principal Paid to Noteholders (lesser of Item 52 and Item 53)		55,378,919.71
55	Amounts paid to indenture, owner, and origination trustee and asset representations reviewer		—

56	Remaining Available Funds		17,515,307.78

E.	CALCULATIONS
57	Calculation of First Priority Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		437,351,996.75
59	Less: Aggregate Securitization Value (End of Collection Period)		(615,208,371.51)

60	First Priority Principal Distribution Amount (not less than zero)		—

61	Calculation of Regular Principal Distribution Amount:
62	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		437,351,996.75
63	Less: Targeted Note Balance		(381,973,077.04)
64	Less: First Priority Principal Distribution Amount		—

65	Regular Principal Distribution Amount		55,378,919.71

66	Calculation of Targeted Note Balance:
67	Aggregate Securitization Value (End of Collection Period)		615,208,371.51
68	Less: Targeted Overcollateralization Amount (15.25% of Initial Securitization Value)		(233,235,294.47)

69	Targeted Note Balance		381,973,077.04

70	Calculation of Servicer Advance:
71	Available Funds, prior to Servicer Advances (Item 34)		74,183,275.62
72	Less: Payment Date Advance Reimbursement (Item 84)		—
73	Less: Servicing Fees Paid (Items 41, 42 and 43)		558,822.74
74	Less: Administration Fees Paid (Items 45, 46 and 47)		2,500.00
75	Less: Interest Paid to Noteholders (Item 49)		727,725.39
76	Less: 1st Priority Principal Distribution (Item 60)		—

77	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		72,894,227.48
78	Monthly Lease Payments Due on Included Units but not received (N/A if Item 77 > 0)		N/A

79	Servicer Advance (If Item 77 < 0, lesser of Item 78 and absolute value of Item 77, else 0)		—

80	Total Available Funds after Servicer Advance (Item 78 plus Item 79)		72,894,227.48

81	Reserve Account Draw Amount (If Item 80 is < 0, Lesser of the Reserve Account Balance and Item 80)		—

82	Reconciliation of Servicer Advance:
83	Beginning Balance of Servicer Advance		—
84	Payment Date Advance Reimbursement		—
85	Additional Payment Advances for current period		—

86	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT
87	Reserve Account Balances:
88	Targeted Reserve Account Balance		3,823,529.42
89	Initial Reserve Account Balance		3,823,529.42
90	Beginning Reserve Account Balance		3,823,529.42
91	Plus: Net Investment Income for the Collection Period		81.53

92	Subtotal: Reserve Fund Available for Distribution		3,823,610.95
93	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 51)		—
94	Less: Reserve Account Draw Amount (Item 81)		—

95	Subtotal Reserve Account Balance		3,823,610.95
96	Less: Excess Reserve Account Funds to Transferor (If Item 95 > Item 88)		81.53

97	Equals: Ending Reserve Account Balance		3,823,529.42

98	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

		Units	Amounts
99	Current Period Net Residual Losses:
100	Aggregate Securitization Value for Scheduled Terminated Units	1,369	23,426,165.54
101	Less: Aggregate Sales Proceeds and Other Collections for Current Month Scheduled Terminated Units		(29,621,720.46)
102	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(675,626.31)
103	Less: Excess Wear and Tear Received		(50,683.59)
104	Less: Excess Mileage Received		(103,779.76)

105	Current Period Net Residual Losses/(Gains)	1,369	(7,025,644.58)

106	Cumulative Net Residual Losses:
107	Beginning Cumulative Net Residual Losses	9,543	(40,826,312.29)
108	Current Period Net Residual Losses (Item 105)	1,369	(7,025,644.58)

109	Ending Cumulative Net Residual Losses	10,912	(47,851,956.87)

110	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-3.13%

G.	POOL STATISTICS
				Initial	Current
111	Collateral Pool Balance Data
112	Aggregate Securitization Value			1,529,411,767.03	615,208,371.51
113	Aggregate Base Residual Value			992,284,335.68	528,465,123.70
114	Number of Current Contracts			59,863	31,429
115	Weighted Average Lease Rate			3.59%	3.48%
116	Average Remaining Term			26.7	6.9
117	Average Original Term			39.1	39.6
118	Proportion of Base Prepayment Assumption Realized				114.25%
119	Actual Monthly Prepayment Speed				1.59%
120	Turn-in Ratio on Scheduled Terminations				85.32%

		Sales Proceeds	Units	Book Amount	Securitization Value
121	Pool Balance - Beginning of Period		34,038	812,237,424.60	670,587,291.22
122	Depreciation/Payments			(12,077,294.42)	(9,856,914.97)
123	Gross Credit Losses		(4)	(117,314.18)	(105,293.29)
124	Early Terminations - Purchased by Customer		(126)	(2,923,407.00)	(2,409,390.19)
125	Early Terminations - Sold at Auction		(10)	(219,665.79)	(180,509.56)
126	Early Terminations - Purchased by Dealer		(1,044)	(22,364,798.90)	(17,993,607.11)
127	Early Terminations - Lease Pull Aheads		(56)	(1,671,024.44)	(1,407,039.04)
128	Scheduled Terminations - Purchased by Customer	3,437,704	(201)	(4,084,441.94)	(3,266,419.44)
129	Scheduled Terminations - Sold at Auction	935,218	(34)	(848,860.78)	(684,202.15)
130	Scheduled Terminations - Purchased by Dealer	24,980,052	(1,134)	(24,691,190.12)	(19,475,543.95)

131	Pool Balance - End of Period		31,429	743,239,427.03	615,208,371.51

			Units	Securitization Value	Percentage
132	Delinquencies Aging Profile - End of Period
133	Current		31,136	609,415,917.18	99.06%
134	31 - 60 Days Delinquent		196	3,783,221.46	0.61%
135	61 - 90 Days Delinquent		62	1,274,796.58	0.21%
136	91+ Days Delinquent		35	734,436.28	0.12%

137	Total		31,429	615,208,371.50	100.00%

138	Delinquency Trigger				6.86%
139	Delinquency Percentage (61 - Day Delinquent Receivables)				0.33%
140	Delinquency Trigger occurred in this collection Period?				No

				Units	Amounts
141	Credit Losses:
142	Aggregate Securitization Value on charged-off units			4	105,293.29
143	Aggregate Liquidation Proceeds on charged-off units				(20,439.29)
144	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				—
145	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
146	Recoveries on charged-off units				(405,221.95)

147	Current Period Aggregate Net Credit Losses/(Gains)			4	(320,367.95)

148	Cumulative Net Credit Losses:
149	Beginning Cumulative Net Credit Losses			504	4,829,457.21
150	Current Period Net Credit Losses (Item 147)			4	(320,367.95)

151	Ending Cumulative Net Credit Losses			508	4,509,089.26

152	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.29%

					Units
153	Aging of Scheduled Maturies Not Sold
154	0 - 60 Days since Contract Maturity				506
155	61 - 120 Days since Contract Maturity				79
156	121+ Days since Contract Maturity				65

	Summary of Material Modifications, Extensions or Waivers
157	Outstanding Extended/Deferred Accounts Related to Covid-19 Relief

				# of Contracts	Securitization Value
158
159	Beginning of Period			4,669	93,009,022.55
160	Add: New Accounts Extended/Deferred			—	0.00
161	Less: Contracts Paid-Off/Charged-Off			(377)	(6,754,605.96)
162	Less: Change in Securitized Value			—	(1,480,514.53)

163	Ending of Period:			4,292	84,773,902.06

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants
	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
	None in the current month

VW CREDIT, INC., as Servicer